SEGMENT REPORTING - Revenues earned from external customers for each group of similar products and services (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
Revenues earned from external customers for each group of similar products and services
Revenues	[1]	₫ 44,019,015	$ 1,808,876,721	₫ 27,883,821	[2]	₫ 13,927,746	[2]
Sale of spare parts
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		1,823,617	74,938,032	882,146	[2]	717,080	[2]
Automobiles | Sales of ICE vehicles and merchandise
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		106,896	4,392,685	220,397		6,688,466
Automobiles | Sales of e-cars
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		38,471,395	1,580,907,952	22,750,175		3,846,291
Automobiles | Sales of e-buses
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		130,838	5,376,536	628,115		847,128
E-scooter | Sales of e-scooters
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		1,537,561	63,183,111	1,942,249		1,385,479
Spare parts and aftermarket services | Sale of spare parts
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		1,823,617	74,938,032	882,146		717,080
Spare parts and aftermarket services | Aftermarket services
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		233,102	9,578,878	187,141		140,689
All other
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		₫ 1,715,606	$ 70,499,527	₫ 1,273,598		₫ 302,613

[1]	Including sales to related parties in 2022, 2023 and 2024 of VND1,023.3 billion, VND19,305.4 billion and VND13,482.8 billion (USD554 million), respectively.
[2]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).